Document and Entity Information	Jan. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2021
Entity Registrant Name	STRATTEC SECURITY CORP
Entity Incorporation, State or Country Code	WI
Entity File Number	000-25150
Entity Tax Identification Number	39-1804239
Entity Address, Address Line One	3333 W GOOD HOPE ROAD
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53209
City Area Code	414
Local Phone Number	247-3333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000933034
Title of 12(b) Security	Common stock, $.01 par value
Trading Symbol	STRT
Security Exchange Name	NASDAQ